Forfeiture Shares (Details) - Schedule of Changes in Fair Value of Forfeited Shares - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 1,751
Changes in fair value	(1,713)	$ (2,907)	$ 173
Balance at end of year	38	1,751
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 1,751	4,658
Balance at end of year		$ 1,751	$ 4,658